Subsequent Event	6 Months Ended
Jun. 30, 2011
Subsequent Event
Subsequent Event

NOTE 13—SUBSEQUENT EVENT

On July 29, 2011, CMS issued final rules which, among other things, will reduce Medicare payments to nursing centers by 11.1% and change the reimbursement for the provision of group rehabilitation therapy services to Medicare beneficiaries.